Right-of-use asset	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use asset

8. Right-of-use asset

The right-of-use asset as at December 31, 2020 is as follows:

$
Balance – January 1, 2019	183,424
Depreciation	(36,685)
Impairment	(50,888)
Balance – December 31, 2019	95,851
Depreciation	(5,991)
Impairment	(89,860)
Balance – December 31, 2020	—

The right-of-use asset relates to an office lease. The right-of-use asset is carried at the lower of carrying value and present value of the expected future lease payments to be received from subleasing the premise over the remaining term of the lease. As of March 31, 2020, the Company did not occupy the leased premise and has been unsuccessful in subleasing the space. As a result, the Company recognized an impairment loss of $89,860 resulting in right-of-use asset balance of $nil. The Company recognized depreciation expense of $5,991 for the year ended December 31, 2020, respectively (2019 - $36,685).